Morgan Stanley S&P 500 Index Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002

Dear Shareholder:
The six-month period ended February 28, 2002, was marked by recession in the U.S. economy and terrorist attacks on U.S. soil. Expectations for corporate earnings generally declined in this period, as did stock market valuations. Trading was volatile and somewhat directionless from the standpoint that few industry sectors outperformed for sustained periods of time.

Despite a strong rebound in the fourth quarter, the U.S. equity market finished 2001 down 11.89 percent as measured by the Standard & Poor's 500 Index (S&P
500)*. This marked only the fourth time since the Depression that the U.S. equity market has experienced two consecutive annual losses. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. However, for the first time in any postwar recession, consumer spending on durables did not decline. Instead, spending in this area remained steadfast despite record high debt levels and record low savings. Even a ratcheting up of unemployment did not deter this spending. As a result, the consumer cyclicals area uncharacteristically led both the economy and the stock market in performance.

Fortunately, fears of economic paralysis never became reality. One contributing factor was that the Federal Reserve Board embarked on a series of aggressive interest-rate cuts. During the six-month period ended February 28, 2002, the Fed lowered the federal funds rate from 3.50 percent to 1.75 percent. Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December, surprisingly high consumer confidence numbers confirmed this growing optimism. Other economic data such as wholesale and business inventories and new-home sales also suggested that the U.S. economy had maintained its underlying strength. By the end of the year it appeared that the economy was stabilizing.

The equity market trended down in the first two months of 2002. One factor contributing to this decline was the Enron bankruptcy, which was thrown into the spotlight when congressional hearings began uncovering serious lapses in the company's accounting practices. The market witnessed a fresh round of selling in February after market analysts sought to identify other companies that might have engaged in similar financial improprieties.

Performance and Portfolio Strategy
For the six-month period ended February 28, 2002, Morgan Stanley S&P 500 Index Fund's Class A, B, C and D shares returned -2.05 percent, -2.44 percent, -2.44 percent and -1.96 percent, respectively. For the same period, the S&P 500 returned -1.67 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------------
* The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley S&P 500 Index Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002 CONTINUED

The Fund seeks to deliver investment performance that corresponds before expenses to the total return of the S&P 500, by investing in substantially all the stocks that comprise the Index in approximately the same weightings as they are represented in the Index.

Looking Ahead
Recent economic data suggest that the recession has ended and recovery begun. The challenge now becomes one of assessing how much vigor the recovery will have. In our estimation the economic rebound will be less than that of prior recoveries, because of the continued headwinds the economy faces. It is true that very strong fiscal and monetary stimuli have been applied and have together caused the economy to bottom sooner than expected. This may lead to more vibrancy in the economy than was initially expected for the first half of 2002. We currently believe that this impetus, together with an anticipated swing in inventories from liquidation to accumulation, coupled with strong government spending, could spur growth early in the year.

However, we believe that in the second half of the year the effects of the monetary stimuli will begin to wane and the extended positions of consumers and difficult earnings comparisons will weigh on consumer cyclical earnings. Later in 2002 it may become more apparent that excess corporate manufacturing capacity and relatively new capital stock will delay any material capital spending recovery until 2003.

Regarding the domestic stock market, there are both positive and negative considerations. The good news is that the economy appears to have bottomed. The problematic side is that while stocks have evidently bottomed, valuations remain near record levels relative to very depressed earnings. Relative to interest rates, stocks are only modestly overvalued at the time of this writing. As a result, stock returns are likely to be average at best.

We appreciate your ongoing support of Morgan Stanley S&P 500 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley S&P 500 Index Fund
FUND PERFORMANCE / / FEBRUARY 28, 2002

                                                   Average Annual Total Returns
   -----------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                  Class B Shares**
   ------------------------------------------------------------     ------------------------------------------------------------
   1 Year                          (10.17)%(1)       (14.89)%(2)    1 Year                          (10.91)%(1)       (15.37)%(2)
   Since Inception (9/26/97)         4.30 %(1)         3.03 %(2)    Since Inception (9/26/97)         3.49 %(1)         3.09 %(2)

                         Class C Shares+                                                  Class D Shares++
   ------------------------------------------------------------     ------------------------------------------------------------
   1 Year                          (10.91)%(1)       (11.81)%(2)    1 Year                           (9.96)%(1)
   Since Inception (9/26/97)         3.49 %(1)         3.49 %(2)    Since Inception (9/26/97)         4.54 %(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (97.5%)
           ADVERTISING/MARKETING SERVICES (0.3%)
  72,484   Interpublic Group of Companies, Inc.....  $    1,971,565
  35,672   Omnicom Group, Inc......................       3,336,759
                                                     --------------
                                                          5,308,324
                                                     --------------
           AEROSPACE & DEFENSE (1.1%)
 160,747   Boeing Co...............................       7,387,932
  38,731   General Dynamics Corp...................       3,519,873
  19,566   Goodrich (B.F.) Co. (The)...............         584,045
  84,553   Lockheed Martin Corp....................       4,769,635
  21,196   Northrop Grumman Corp...................       2,268,820
  75,033   Raytheon Co.............................       2,903,027
  35,247   Rockwell Collins, Inc...................         819,493
                                                     --------------
                                                         22,252,825
                                                     --------------
           AGRICULTURAL COMMODITIES/ MILLING (0.1%)
 126,930   Archer-Daniels-Midland Co...............       1,757,980
                                                     --------------
           AIR FREIGHT/COURIERS (0.2%)
  57,222   FedEx Corp.*............................       3,310,865
                                                     --------------
           AIRLINES (0.2%)
  29,651   AMR Corp.*..............................         773,891
  23,655   Delta Air Lines, Inc....................         816,097
 146,900   Southwest Airlines Co...................       3,101,059
  13,076   US Airways Group Inc.*..................          69,564
                                                     --------------
                                                          4,760,611
                                                     --------------
           ALTERNATIVE POWER GENERATION (0.0%)
  58,603   Calpine Corp.*..........................         430,732
                                                     --------------
           ALUMINUM (0.4%)
  61,589   Alcan Inc. (Canada).....................       2,496,818
 163,015   Alcoa, Inc..............................       6,124,474
                                                     --------------
                                                          8,621,292
                                                     --------------
           APPAREL/FOOTWEAR (0.4%)
  32,575   Cintas Corp.............................       1,442,747
  24,081   Jones Apparel Group, Inc.*..............         858,728
  20,196   Liz Claiborne, Inc......................         612,141

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  51,560   Nike, Inc. (Class B)....................  $    3,034,822
  11,306   Reebok International Ltd.*..............         312,950
  21,300   VF Corp.................................         895,665
                                                     --------------
                                                          7,157,053
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (0.3%)
 165,536   Gap, Inc. (The).........................       1,981,466
  82,265   Limited, Inc. (The).....................       1,481,593
  25,798   Nordstrom, Inc..........................         656,817
  52,350   TJX Companies, Inc. (The)...............       1,987,729
                                                     --------------
                                                          6,107,605
                                                     --------------
           AUTO PARTS: O.E.M. (0.3%)
  28,508   Dana Corp...............................         530,249
 107,531   Delphi Automotive Systems Corp..........       1,719,421
  13,301   Eaton Corp..............................       1,073,923
  16,753   Johnson Controls, Inc...................       1,486,996
  24,239   TRW Inc.................................       1,218,010
  25,022   Visteon Corp............................         354,812
                                                     --------------
                                                          6,383,411
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.1%)
  13,930   Cooper Tire & Rubber Co.................         266,342
  31,313   Goodyear Tire & Rubber Co. (The)........         861,107
                                                     --------------
                                                          1,127,449
                                                     --------------
           BEVERAGES: ALCOHOLIC (0.5%)
 169,725   Anheuser-Busch Companies, Inc...........       8,630,516
  13,105   Brown-Forman Corp. (Class B)............         890,485
   6,933   Coors (Adolph) Co. (Class B)............         419,516
                                                     --------------
                                                          9,940,517
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (1.3%)
 477,311   Coca Cola Co............................      22,619,768
  85,363   Coca-Cola Enterprises Inc...............       1,487,877

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  54,489   Pepsi Bottling Group, Inc. (The)........  $    1,354,052
                                                     --------------
                                                         25,461,697
                                                     --------------
           BIOTECHNOLOGY (1.1%)
 200,675   Amgen Inc.*.............................      11,635,136
  28,388   Biogen, Inc.*...........................       1,508,822
  36,306   Chiron Corp.*...........................       1,576,407
  40,728   Genzyme Corp. (General Division)*.......       1,807,509
 104,536   Immunex Corp.*..........................       3,004,365
  53,903   MedImmune, Inc.*........................       2,222,421
                                                     --------------
                                                         21,754,660
                                                     --------------
           BROADCASTING (0.4%)
 114,711   Clear Channel Communications, Inc.*.....       5,347,827
  40,324   Univision Communications, Inc.
            (Class A)*.............................       1,662,962
                                                     --------------
                                                          7,010,789
                                                     --------------
           BUILDING PRODUCTS (0.1%)
  88,085   Masco Corp..............................       2,472,546
                                                     --------------
           CABLE/SATELLITE TV (0.3%)
 181,370   Comcast Corp. (Class A Special)*........       6,143,002
                                                     --------------
           CASINO/GAMING (0.0%)
  21,539   Harrah's Entertainment, Inc.*...........         871,037
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (0.9%)
 173,108   Dow Chemical Co. (The)..................       5,414,818
 196,770   Du Pont (E.I.) de Nemours &
            Co., Inc...............................       9,216,707
  14,800   Eastman Chemical Co.....................         651,200
  20,826   Hercules Inc.*..........................         260,325
  42,301   Rohm & Haas Co..........................       1,624,781
                                                     --------------
                                                         17,167,831
                                                     --------------
           CHEMICALS: SPECIALTY (0.3%)
  43,633   Air Products & Chemicals, Inc...........       2,116,200

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  24,913   Engelhard Corp..........................  $      716,747
   9,633   Great Lakes Chemical Corp...............         226,857
  30,874   Praxair, Inc............................       1,787,605
  14,081   Sigma-Aldrich Corp......................         641,953
                                                     --------------
                                                          5,489,362
                                                     --------------
           COMMERCIAL PRINTING/ FORMS (0.1%)
  12,737   Deluxe Corp.............................         603,734
  21,978   Donnelley (R.R.) & Sons Co..............         628,791
                                                     --------------
                                                          1,232,525
                                                     --------------
           COMPUTER COMMUNICATIONS (1.0%)
  55,065   Avaya Inc.*.............................         294,598
1,407,863  Cisco Systems, Inc.*....................      20,090,205
                                                     --------------
                                                         20,384,803
                                                     --------------
           COMPUTER PERIPHERALS (0.4%)
 425,256   EMC Corp.*..............................       4,635,290
  24,950   Lexmark International, Inc.*............       1,240,264
  63,557   Network Appliance, Inc.*................       1,016,276
  17,784   QLogic Corp.*...........................         662,454
                                                     --------------
                                                          7,554,284
                                                     --------------
           COMPUTER PROCESSING HARDWARE (3.2%)
  67,335   Apple Computer, Inc.*...................       1,461,169
 325,146   Compaq Computer Corp....................       3,296,980
 500,964   Dell Computer Corp.*....................      12,368,801
  62,181   Gateway, Inc.*..........................         286,033
 372,369   Hewlett-Packard Co......................       7,492,064
 330,644   International Business Machines Corp....      32,442,789
  18,646   NCR Corp.*..............................         779,403
 109,023   Palm, Inc.*.............................         329,249
 622,193   Sun Microsystems, Inc...................       5,294,862
                                                     --------------
                                                         63,751,350
                                                     --------------
           CONSTRUCTION MATERIALS (0.0%)
  19,443   Vulcan Materials Co.....................         939,680
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CONSUMER SUNDRIES (0.0%)
  12,189   American Greetings Corp. (Class A)......  $      167,843
                                                     --------------
           CONTAINERS/ PACKAGING (0.1%)
  10,520   Ball Corp...............................         444,891
  10,134   Bemis Company, Inc......................         577,233
  30,577   Pactiv Corp.*...........................         581,880
  16,070   Sealed Air Corp.*.......................         722,829
   9,472   Temple-Inland, Inc......................         527,496
                                                     --------------
                                                          2,854,329
                                                     --------------
           CONTRACT DRILLING (0.2%)
  27,039   Nabors Industries, Inc.*................         959,073
  25,384   Noble Drilling Corp.*...................         894,278
  17,992   Rowan Companies, Inc.*..................         335,551
  61,185   Transocean Sedco Forex Inc..............       1,713,792
                                                     --------------
                                                          3,902,694
                                                     --------------
           DATA PROCESSING SERVICES (1.0%)
 118,350   Automatic Data Processing, Inc..........       6,238,228
  96,688   Concord EFS, Inc.*......................       2,903,541
  73,226   First Data Corp.........................       5,969,384
  35,923   Fiserv, Inc.*...........................       1,535,349
  71,843   Paychex, Inc............................       2,654,599
                                                     --------------
                                                         19,301,101
                                                     --------------
           DEPARTMENT STORES (0.6%)
  16,067   Dillard's, Inc. (Class A)...............         322,947
  36,982   Federated Department Stores, Inc.*......       1,549,916
  64,291   Kohl's Corp.*...........................       4,350,572
  57,429   May Department Stores Co................       2,104,199
  50,636   Penney (J.C.) Co., Inc..................         989,427
  61,919   Sears, Roebuck & Co.....................       3,255,701
                                                     --------------
                                                         12,572,762
                                                     --------------
           DISCOUNT STORES (3.3%)
  21,849   Big Lots, Inc.*.........................         275,297
  86,799   Costco Wholesale Corp.*.................       3,581,327

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  63,457   Dollar General Corp.....................  $      935,991
  33,089   Family Dollar Stores, Inc...............       1,086,643
 173,281   Target Corp.............................       7,260,474
 855,494   Wal-Mart Stores, Inc....................      53,049,183
                                                     --------------
                                                         66,188,915
                                                     --------------
           DRUGSTORE CHAINS (0.5%)
  75,007   CVS Corp................................       2,049,191
 195,794   Walgreen Co.............................       7,878,751
                                                     --------------
                                                          9,927,942
                                                     --------------
           ELECTRIC UTILITIES (2.3%)
 102,314   AES Corp. (The)*........................         527,940
  24,002   Allegheny Energy, Inc...................         829,749
  26,415   Ameren Corp.............................       1,079,581
  61,850   American Electric Power Co., Inc........       2,712,122
  30,540   Cinergy Corp............................         971,172
  25,524   CMS Energy Corp.........................         556,423
  40,737   Consolidated Edison, Inc................       1,662,070
  31,422   Constellation Energy Group, Inc.........         907,467
  50,486   Dominion Resources, Inc.................       2,942,324
  31,219   DTE Energy Co...........................       1,293,091
 148,973   Duke Energy Corp........................       5,258,747
  62,536   Edison International*...................         988,069
  42,426   Entergy Corp............................       1,751,345
  61,591   Exelon Corp.............................       3,035,204
  57,123   FirstEnergy Corp........................       2,090,702
  33,756   FPL Group, Inc..........................       1,792,781
  76,894   Mirant Corp.*...........................         667,440
     114   National Grid Group PLC.................           3,705
  74,330   PG&E Corp...............................       1,576,539
  16,246   Pinnacle West Capital Corp..............         658,938
  28,110   PPL Corp................................         916,667
  41,985   Progress Energy, Inc....................       1,878,409
  39,822   Public Service Enterprise
            Group, Inc.............................       1,679,294
  57,227   Reliant Energy, Inc.....................       1,190,322
 133,423   Southern Co. (The)......................       3,388,944
  26,785   TECO Energy, Inc........................         669,089

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  50,884   TXU Corp................................  $    2,588,469
  66,321   Xcel Energy, Inc........................       1,568,492
                                                     --------------
                                                         45,185,095
                                                     --------------
           ELECTRICAL PRODUCTS (0.4%)
  37,530   American Power Conversion Corp.*........         491,268
  17,979   Cooper Industries, Inc..................         635,558
  82,142   Emerson Electric Co.....................       4,730,558
  37,562   Molex Inc...............................       1,111,835
  15,134   Power-One, Inc.*........................         106,392
  11,161   Thomas & Betts Corp.....................         213,175
                                                     --------------
                                                          7,288,786
                                                     --------------
           ELECTRONIC COMPONENTS (0.2%)
  37,840   Jabil Circuit, Inc.*....................         705,716
  99,982   Sanmina-SCI Corp.*......................       1,014,817
 157,507   Solectron Corp.*........................       1,302,583
                                                     --------------
                                                          3,023,116
                                                     --------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.4%)
  88,415   Agilent Technologies, Inc.*.............       2,754,127
 254,838   JDS Uniphase Corp.*.....................       1,235,964
  23,644   PerkinElmer, Inc........................         543,812
  35,277   Rockwell Automation Inc.................         696,721
  43,836   Symbol Technologies, Inc................         378,305
  17,659   Tektronix, Inc.*........................         422,227
  34,125   Thermo Electron Corp.*..................         694,444
  25,107   Waters Corp.*...........................         784,594
 138,195   Xerox Corp..............................       1,341,873
                                                     --------------
                                                          8,852,067
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
 156,675   Applied Materials, Inc.*................       6,810,662
  35,570   KLA-Tencor Corp.*.......................       2,059,859
   6,202   Mykrolis Corp...........................          65,745
  27,508   Novellus Systems, Inc.*.................       1,171,566
  34,712   Teradyne, Inc.*.........................       1,163,199
                                                     --------------
                                                         11,271,031
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ELECTRONICS/APPLIANCE STORES (0.2%)
  40,472   Best Buy Co., Inc.*.....................  $    2,727,813
  39,985   Circuit City Stores, Inc.-Circuit City
            Group..................................         714,932
  34,403   RadioShack Corp.........................         944,018
                                                     --------------
                                                          4,386,763
                                                     --------------
           ELECTRONICS/ APPLIANCES (0.1%)
  14,734   Maytag Corp.............................         588,329
  12,845   Whirlpool Corp..........................         964,659
                                                     --------------
                                                          1,552,988
                                                     --------------
           ENGINEERING & CONSTRUCTION (0.0%)
  15,376   Fluor Corp..............................         582,904
                                                     --------------
           ENVIRONMENTAL SERVICES (0.2%)
  37,806   Allied Waste Industries, Inc.*..........         493,368
 120,500   Waste Management, Inc...................       3,170,355
                                                     --------------
                                                          3,663,723
                                                     --------------
           FINANCE/RENTAL/ LEASING (2.0%)
  41,243   Capital One Financial Corp..............       2,032,043
  23,460   Countrywide Credit Industries, Inc......         963,033
 191,748   Fannie Mae..............................      15,004,281
 133,410   Freddie Mac.............................       8,503,553
  87,853   Household International, Inc............       4,524,429
 163,491   MBNA Corp...............................       5,669,868
  54,552   Providian Financial Corp................         212,207
  11,644   Ryder System, Inc.......................         327,196
  30,090   USA Education Inc.......................       2,790,847
                                                     --------------
                                                         40,027,457
                                                     --------------
           FINANCIAL CONGLOMERATES (3.5%)
 256,090   American Express Co.....................       9,334,480
 987,496   Citigroup, Inc..........................      44,684,194
  66,168   Conseco, Inc.*..........................         248,130
 378,696   J.P. Morgan Chase & Co..................      11,076,858

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  57,328   John Hancock Financial
            Services, Inc..........................  $    2,201,968
  62,451   State Street Corp.......................       3,166,266
                                                     --------------
                                                         70,711,896
                                                     --------------
           FINANCIAL PUBLISHING/ SERVICES (0.2%)
  27,808   Equifax, Inc............................         834,240
  37,102   McGraw-Hill Companies, Inc. (The).......       2,441,312
  29,943   Moody's Corp............................       1,107,891
                                                     --------------
                                                          4,383,443
                                                     --------------
           FOOD DISTRIBUTORS (0.2%)
  25,586   Supervalu, Inc..........................         663,957
 127,932   SYSCO Corp..............................       3,782,949
                                                     --------------
                                                          4,446,906
                                                     --------------
           FOOD RETAIL (0.5%)
  77,942   Albertson's, Inc........................       2,358,525
 154,184   Kroger Co.*.............................       3,415,176
  96,335   Safeway Inc.*...........................       4,140,478
  26,979   Winn-Dixie Stores, Inc..................         451,898
                                                     --------------
                                                         10,366,077
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.9%)
  78,631   Campbell Soup Co........................       2,102,593
  69,923   General Mills, Inc......................       3,232,540
  67,206   Heinz (H.J.) Co.........................       2,739,989
  78,019   Kellogg Co..............................       2,695,556
 335,817   PepsiCo, Inc............................      16,958,758
 150,351   Sara Lee Corp...........................       3,145,343
 109,708   Unilever N.V. (Netherlands).............       6,393,782
                                                     --------------
                                                         37,268,561
                                                     --------------
           FOOD: MEAT/FISH/ DAIRY (0.1%)
 103,124   ConAgra, Inc............................       2,414,133
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           FOOD: SPECIALTY/ CANDY (0.2%)
  26,030   Hershey Foods Corp......................  $    1,839,019
  43,228   Wrigley (Wm.) Jr. Co....................       2,422,497
                                                     --------------
                                                          4,261,516
                                                     --------------
           FOREST PRODUCTS (0.2%)
  20,049   Louisiana-Pacific Corp..................         202,294
  35,053   Plum Creek Timber Co., Inc..............       1,084,890
  41,507   Weyerhaeuser Co.........................       2,565,963
                                                     --------------
                                                          3,853,147
                                                     --------------
           GAS DISTRIBUTORS (0.3%)
  67,357   Dynegy, Inc. (Class A)..................       1,722,318
  26,696   KeySpan Corp............................         855,607
  21,426   Kinder Morgan, Inc......................         878,466
   8,595   Nicor Inc...............................         359,701
  39,692   NiSource Inc............................         833,135
   6,794   Peoples Energy Corp.....................         252,397
  39,769   Sempra Energy...........................         887,644
                                                     --------------
                                                          5,789,268
                                                     --------------
           HOME BUILDING (0.1%)
  11,662   Centex Corp.............................         681,527
   9,659   Kaufman & Broad Home Corp...............         421,615
  11,310   Pulte Corp..............................         587,441
                                                     --------------
                                                          1,690,583
                                                     --------------
           HOME FURNISHINGS (0.1%)
  37,713   Leggett & Platt, Inc....................         967,338
  51,185   Newell Rubbermaid, Inc..................       1,593,389
  11,156   Tupperware Corp.........................         225,128
                                                     --------------
                                                          2,785,855
                                                     --------------
           HOME IMPROVEMENT CHAINS (1.5%)
 449,780   Home Depot, Inc. (The)..................      22,489,000
 148,622   Lowe's Companies, Inc...................       6,725,146
                                                     --------------
                                                         29,214,146
                                                     --------------
           HOSPITAL/NURSING MANAGEMENT (0.4%)
  98,854   HCA - The Healthcare Corp...............       4,026,323

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  47,060   Health Management Associates, Inc.
            (Class A)*.............................  $      830,609
  19,649   Manor Care, Inc.*.......................         368,419
  62,472   Tenet Healthcare Corp.*.................       3,607,758
                                                     --------------
                                                          8,833,109
                                                     --------------
           HOTELS/RESORTS/ CRUISELINES (0.4%)
 112,508   Carnival Corp...........................       3,070,343
  70,883   Hilton Hotels Corp......................         911,555
  46,254   Marriott International, Inc.
            (Class A)..............................       1,825,645
  37,956   Starwood Hotels & Resorts
            Worldwide, Inc.........................       1,366,416
                                                     --------------
                                                          7,173,959
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (2.3%)
  10,886   Alberto-Culver Co. (Class B)............         566,834
  45,343   Avon Products, Inc......................       2,343,780
  44,641   Clorox Co...............................       1,954,829
 105,896   Colgate-Palmolive Co....................       5,928,058
 202,560   Gillette Co.............................       6,925,526
  18,200   International Flavors &
            Fragrances, Inc........................         626,990
 100,798   Kimberly-Clark Corp.....................       6,309,955
 248,682   Procter & Gamble Co. (The)..............      21,085,747
                                                     --------------
                                                         45,741,719
                                                     --------------
           INDUSTRIAL CONGLOMERATES (5.5%)
1,905,462  General Electric Co.**..................      73,360,287
 156,084   Honeywell International, Inc............       5,949,922
  32,244   Ingersoll Rand Co.......................       1,612,200
  16,967   ITT Industries, Inc.....................       1,001,053
  75,257   Minnesota Mining & Manufacturing Co.....       8,875,058
  27,112   Textron, Inc............................       1,288,633
 382,941   Tyco International Ltd. (Bermuda).......      11,143,583
  89,931   United Technologies Corp................       6,560,466
                                                     --------------
                                                        109,791,202
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           INDUSTRIAL MACHINERY (0.3%)
  58,480   Illinois Tool Works Inc.................  $    4,301,789
  11,839   McDermott International, Inc.*..........         169,534
  22,510   Parker-Hannifin Corp....................       1,121,448
                                                     --------------
                                                          5,592,771
                                                     --------------
           INDUSTRIAL SPECIALTIES (0.2%)
  24,538   Ecolab, Inc.............................       1,149,115
   9,164   Millipore Corp..........................         478,361
  32,318   PPG Industries, Inc.....................       1,659,529
  29,644   Sherwin-Williams Co.....................         783,194
                                                     --------------
                                                          4,070,199
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (0.5%)
  36,031   Citrix Systems, Inc.*...................         546,590
  32,693   Computer Sciences Corp.*................       1,553,244
  90,990   Electronic Data Systems Corp............       5,371,140
  58,134   PeopleSoft, Inc.*.......................       1,689,955
  24,250   Sapient Corp.*..........................         106,458
  61,249   Unisys Corp.*...........................         679,864
                                                     --------------
                                                          9,947,251
                                                     --------------
           INSURANCE BROKERS/ SERVICES (0.4%)
  51,674   AON Corp................................       1,789,471
  52,715   Marsh & McLennan Companies, Inc.........       5,564,068
                                                     --------------
                                                          7,353,539
                                                     --------------
           INTEGRATED OIL (5.1%)
  17,024   Amerada Hess Corp.......................       1,179,252
 204,761   ChevronTexaco Corp......................      17,290,019
 120,054   Conoco Inc..............................       3,320,694
1,312,972  Exxon Mobil Corp........................      54,225,744
  73,183   Phillips Petroleum Co...................       4,325,847
 407,679   Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................      20,942,470
                                                     --------------
                                                        101,284,026
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           INTERNET SOFTWARE/ SERVICES (0.2%)
  88,746   Siebel Systems, Inc.*...................  $    2,463,589
 109,331   Yahoo! Inc.*............................       1,580,926
                                                     --------------
                                                          4,044,515
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.3%)
  18,067   Bear Stearns Companies, Inc. (The)......         995,311
  45,740   Lehman Brothers Holdings, Inc...........       2,584,310
 162,443   Merrill Lynch & Co., Inc................       7,789,142
 210,505   Morgan Stanley Dean Witter & Co. (Note
            4).....................................      10,340,006
 262,316   Schwab (Charles) Corp. (The)............       3,420,601
                                                     --------------
                                                         25,129,370
                                                     --------------
           INVESTMENT MANAGERS (0.2%)
  50,057   Franklin Resources, Inc.................       2,045,329
  23,697   Price (T.) Rowe Associates, Inc.........         943,378
  42,483   Stilwell Financial, Inc.................         969,037
                                                     --------------
                                                          3,957,744
                                                     --------------
           LIFE/HEALTH INSURANCE (0.6%)
 100,226   AFLAC, Inc..............................       2,575,808
  28,878   Jefferson-Pilot Corp....................       1,460,360
  36,363   Lincoln National Corp...................       1,862,149
 139,113   MetLife, Inc............................       4,434,922
  23,834   Torchmark Corp..........................         957,888
  46,460   UnumProvident Corp......................       1,315,747
                                                     --------------
                                                         12,606,874
                                                     --------------
           MAJOR BANKS (4.3%)
 301,983   Bank of America Corp....................      19,311,813
 141,357   Bank of New York Co., Inc...............       5,320,677
 223,811   Bank One Corp...........................       8,021,386
  86,960   BB&T Corp...............................       3,218,390
  34,181   Comerica, Inc...........................       2,045,733
 200,582   FleetBoston Financial Corp..............       6,695,427
  48,214   Huntington Bancshares, Inc..............         889,548

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  81,281   KeyCorp.................................  $    2,038,527
  89,796   Mellon Financial Corp...................       3,232,656
 116,317   National City Corp......................       3,317,361
  54,524   PNC Financial Services Group, Inc.......       2,995,549
  65,775   SouthTrust Corp.........................       1,662,134
  55,435   SunTrust Banks, Inc.....................       3,480,764
 261,207   Wachovia Corp...........................       8,679,909
 325,378   Wells Fargo & Co........................      15,260,228
                                                     --------------
                                                         86,170,102
                                                     --------------
           MAJOR TELECOMMUNICATIONS (4.2%)
  59,580   ALLTEL Corp.............................       3,315,627
 679,090   AT&T Corp...............................      10,553,059
 360,266   BellSouth Corp..........................      13,963,910
 645,218   SBC Communications, Inc.................      24,415,049
 170,270   Sprint Corp. (FON Group)................       2,399,104
 521,012   Verizon Communications Inc..............      24,383,362
 566,108   WorldCom, Inc. - WorldCom Group *.......       4,257,132
                                                     --------------
                                                         83,287,243
                                                     --------------
           MANAGED HEALTH CARE (0.5%)
  27,511   Aetna Inc...............................         964,536
  27,760   CIGNA Corp..............................       2,490,072
  32,380   Humana, Inc.*...........................         424,178
  59,843   UnitedHealth Group Inc..................       4,338,019
  12,239   Wellpoint Health Networks, Inc.*........       1,488,507
                                                     --------------
                                                          9,705,312
                                                     --------------
           MEDIA CONGLOMERATES (2.3%)
 849,648   AOL Time Warner Inc.*...................      21,071,270
 391,291   Disney (Walt) Co. (The).................       8,999,693
 340,375   Viacom, Inc. (Class B)*.................      15,844,456
                                                     --------------
                                                         45,915,419
                                                     --------------
           MEDICAL DISTRIBUTORS (0.5%)
  19,748   AmerisourceBergen Corp..................       1,336,940

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  86,544   Cardinal Health, Inc....................  $    5,719,693
  54,891   McKesson HBOC, Inc......................       1,934,908
                                                     --------------
                                                          8,991,541
                                                     --------------
           MEDICAL SPECIALTIES (1.6%)
  40,678   Applera Corp. - Applied Biosystems
            Group..................................         919,323
   9,809   Bard (C.R.), Inc........................         533,610
  10,291   Bausch & Lomb, Inc......................         390,852
 113,312   Baxter International, Inc...............       6,286,550
  49,625   Becton, Dickinson & Co..................       1,820,741
  51,751   Biomet, Inc.............................       1,581,511
  77,417   Boston Scientific Corp.*................       1,731,044
  58,489   Guidant Corp.*..........................       2,427,294
 232,368   Medtronic, Inc..........................      10,349,671
  23,444   Pall Corp...............................         457,627
  16,709   St. Jude Medical, Inc.*.................       1,308,315
  37,737   Stryker Corp............................       2,320,826
  37,200   Zimmer Holdings, Inc.*..................       1,330,272
                                                     --------------
                                                         31,457,636
                                                     --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
  33,028   Convergys Corp.*........................       1,007,024
  25,621   Sabre Holdings Corp. (Class A)*.........       1,127,580
                                                     --------------
                                                          2,134,604
                                                     --------------
           MISCELLANEOUS MANUFACTURING (0.2%)
  11,452   Crane Co................................         279,772
  27,432   Danaher Corp............................       1,844,253
  38,852   Dover Corp..............................       1,537,374
                                                     --------------
                                                          3,661,399
                                                     --------------
           MOTOR VEHICLES (0.7%)
 347,580   Ford Motor Co...........................       5,171,990
 106,623   General Motors Corp.....................       5,648,887
  58,107   Harley-Davidson, Inc....................       2,978,565
                                                     --------------
                                                         13,799,442
                                                     --------------
           MULTI-LINE INSURANCE (2.2%)
 501,439   American International Group, Inc.......      37,091,443

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  47,059   Hartford Financial Services Group, Inc.
            (The)..................................  $    3,152,953
  36,755   Loews Corp..............................       2,143,919
  24,524   Safeco Corp.............................         832,590
                                                     --------------
                                                         43,220,905
                                                     --------------
           OFFICE EQUIPMENT/ SUPPLIES (0.2%)
  21,092   Avery Dennison Corp.....................       1,349,888
  46,804   Pitney Bowes, Inc.......................       1,952,663
                                                     --------------
                                                          3,302,551
                                                     --------------
           OIL & GAS PIPELINES (0.3%)
  97,950   El Paso Energy Corp.....................       3,827,886
  98,919   Williams Companies, Inc. (The)..........       1,528,299
                                                     --------------
                                                          5,356,185
                                                     --------------
           OIL & GAS PRODUCTION (0.6%)
  47,747   Anardarko Petroleum Corp................       2,487,619
  26,312   Apache Corp.............................       1,387,958
  38,535   Burlington Resources, Inc...............       1,448,145
  29,827   Devon Energy Corp.......................       1,302,843
  22,166   EOG Resources, Inc......................         780,022
  19,230   Kerr-McGee Corp.........................       1,063,227
  71,707   Occidental Petroleum Corp...............       1,924,616
  46,832   Unocal Corp.............................       1,682,674
                                                     --------------
                                                         12,077,104
                                                     --------------
           OIL REFINING/ MARKETING (0.1%)
  13,252   Ashland, Inc............................         575,004
  59,385   Marathon Oil Corp.......................       1,633,088
  15,086   Sunoco, Inc.............................         581,113
                                                     --------------
                                                          2,789,205
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (0.5%)
  64,468   Baker Hughes Inc........................       2,276,365
  82,412   Halliburton Co..........................       1,356,502
 110,504   Schlumberger Ltd........................       6,432,438
                                                     --------------
                                                         10,065,305
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           OTHER CONSUMER SERVICES (0.2%)
  35,215   Block (H.&R.), Inc......................  $    1,776,597
 188,387   Cendant Corp.*..........................       3,279,818
                                                     --------------
                                                          5,056,415
                                                     --------------
           OTHER CONSUMER SPECIALTIES (0.1%)
  28,520   Fortune Brands, Inc.....................       1,297,660
                                                     --------------
           OTHER METALS/ MINERALS (0.1%)
  34,908   Inco Ltd. (Canada)*.....................         650,336
  15,106   Phelps Dodge Corp.......................         572,668
                                                     --------------
                                                          1,223,004
                                                     --------------
           PACKAGED SOFTWARE (4.5%)
  45,527   Adobe Systems, Inc......................       1,656,272
  10,518   Autodesk, Inc...........................         464,580
  46,876   BMC Software, Inc.*.....................         752,360
 110,555   Computer Associates
            International, Inc.....................       1,799,835
  71,376   Compuware Corp.*........................         814,400
  40,704   Intuit Inc.*............................       1,542,275
  15,877   Mercury Interactive Corp.*..............         537,913
1,033,742  Microsoft Corp.*........................      60,308,508
  69,517   Novell, Inc.*...........................         284,325
1,067,507  Oracle Corp.*...........................      17,741,966
  50,393   Parametric Technology Corp.*............         370,892
  37,260   Rational Software Corp.*................         691,546
  76,944   VERITAS Software Corp.*.................       2,730,743
                                                     --------------
                                                         89,695,615
                                                     --------------
           PERSONNEL SERVICES (0.1%)
  33,663   Robert Half International, Inc.*........         875,575
  21,219   TMP Worldwide, Inc.*....................         592,434
                                                     --------------
                                                          1,468,009
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.0%)
  20,435   Watson Pharmaceuticals, Inc.*...........         598,337
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PHARMACEUTICALS: MAJOR (9.9%)
 297,982   Abbott Laboratories.....................  $   16,850,882
 253,214   American Home Products Corp.............      16,091,750
 371,377   Bristol-Myers Squibb Co.................      17,454,719
 588,764   Johnson & Johnson.......................      35,855,728
 215,781   Lilly (Eli) & Co........................      16,341,095
 436,608   Merck & Co., Inc........................      26,777,169
1,206,674  Pfizer, Inc.............................      49,425,367
 247,490   Pharmacia Corp..........................      10,159,465
 281,017   Schering-Plough Corp....................       9,692,276
                                                     --------------
                                                        198,648,451
                                                     --------------
           PHARMACEUTICALS: OTHER (0.3%)
  25,179   Allergan, Inc...........................       1,632,606
  34,158   Forest Laboratories, Inc.*..............       2,716,244
  47,147   King Pharmaceuticals, Inc.*.............       1,464,386
                                                     --------------
                                                          5,813,236
                                                     --------------
           PRECIOUS METALS (0.2%)
 102,881   Barrick Gold Corp. (Canada).............       1,857,002
  27,634   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................         404,838
  75,187   Newmont Mining Corp.....................       1,813,510
  63,023   Placer Dome Inc. (Canada)...............         732,327
                                                     --------------
                                                          4,807,677
                                                     --------------
           PROPERTY - CASUALTY INSURERS (0.8%)
  49,813   ACE, Ltd. (Bermuda).....................       2,186,791
 136,858   Allstate Corp. (The)....................       4,792,767
  32,590   Chubb Corp. (The).......................       2,448,813
  31,004   Cincinnati Financial Corp...............       1,246,671
  14,071   Progressive Corp. (The).................       2,192,262
  39,810   St. Paul Companies, Inc.................       1,946,709
  25,464   XL Capital Ltd. (Class A) (Bermuda).....       2,425,701
                                                     --------------
                                                         17,239,714
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PUBLISHING: BOOKS/ MAGAZINES (0.0%)
   9,466   Meredith Corp...........................  $      373,528
                                                     --------------
           PUBLISHING: NEWSPAPERS (0.5%)
  16,301   Dow Jones & Co., Inc....................         909,759
  50,836   Gannett Co., Inc........................       3,872,686
  16,140   Knight-Ridder, Inc......................       1,087,836
  29,097   New York Times Co. (The) (Class A)......       1,277,358
  57,178   Tribune Co..............................       2,448,362
                                                     --------------
                                                          9,596,001
                                                     --------------
           PULP & PAPER (0.3%)
  11,139   Boise Cascade Corp......................         400,447
  44,102   Georgia-Pacific Group...................       1,131,216
  92,507   International Paper Co..................       4,047,181
  38,101   MeadWestvaco Corp.......................       1,323,629
                                                     --------------
                                                          6,902,473
                                                     --------------
           RAILROADS (0.4%)
  74,218   Burlington Northern Santa Fe Corp.......       2,153,806
  40,914   CSX Corp................................       1,544,094
  73,998   Norfolk Southern Corp...................       1,760,412
  47,679   Union Pacific Corp......................       2,892,685
                                                     --------------
                                                          8,350,997
                                                     --------------
           REAL ESTATE INVESTMENT TRUSTS (0.2%)
  79,527   Equity Office Properties Trust..........       2,282,425
  51,977   Equity Residential Properties Trust.....       1,400,780
                                                     --------------
                                                          3,683,205
                                                     --------------
           RECREATIONAL PRODUCTS (0.3%)
  16,840   Brunswick Corp..........................         454,512
  55,841   Eastman Kodak Co........................       1,758,992
  33,158   Hasbro, Inc.............................         474,491

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  16,842   International Game Technology*..........  $    1,137,172
  82,847   Mattel, Inc.............................       1,569,951
                                                     --------------
                                                          5,395,118
                                                     --------------
           REGIONAL BANKS (1.3%)
  69,947   AmSouth Bancorporation..................       1,479,379
 110,905   Fifth Third Bancorp.....................       7,071,303
  20,360   Marshall & Ilsley Corp..................       1,241,756
  42,633   Northern Trust Corp.....................       2,307,298
  43,652   Regions Financial Corp..................       1,418,690
  55,911   Synovus Financial Corp..................       1,638,192
 374,454   U.S. Bancorp............................       7,807,366
  26,368   Union Planters Corp.....................       1,227,694
  17,610   Zions Bancorporation....................         930,689
                                                     --------------
                                                         25,122,367
                                                     --------------
           RESTAURANTS (0.6%)
  22,370   Darden Restaurants, Inc.................         945,804
 246,728   McDonald's Corp.........................       6,439,601
  73,183   Starbucks Corp.*........................       1,683,941
  27,994   Tricon Global Restaurants, Inc.*........       1,655,285
  20,072   Wendy's International, Inc..............         622,433
                                                     --------------
                                                         11,347,064
                                                     --------------
           SAVINGS BANKS (0.5%)
  43,140   Charter One Financial, Inc..............       1,314,044
  30,253   Golden West Financial Corp..............       1,928,629
 184,863   Washington Mutual, Inc..................       6,013,593
                                                     --------------
                                                          9,256,266
                                                     --------------
           SEMICONDUCTORS (3.5%)
  65,226   Advanced Micro Devices, Inc.*...........         880,551
  73,931   Altera Corp.*...........................       1,409,864
  69,438   Analog Devices, Inc.*...................       2,583,788
  57,262   Applied Micro Circuits Corp.*...........         440,345
  50,350   Broadcom Corp. (Class A)*...............       1,543,228
  48,909   Conexant Systems, Inc.*.................         500,828
1,288,302  Intel Corp..............................      36,781,022
  60,763   Linear Technology Corp..................       2,237,901
  70,415   LSI Logic Corp.*........................       1,055,521

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  61,988   Maxim Integrated Products, Inc.*........  $    2,836,571
 115,025   Micron Technology, Inc.*................       3,698,054
  33,765   National Semiconductor Corp.*...........         849,190
  27,750   NVIDIA Corp.*...........................       1,415,528
  31,685   PMC - Sierra, Inc.*.....................         462,918
 332,478   Texas Instruments, Inc..................       9,758,229
  36,564   Vitesse Semiconductor Corp.*............         256,679
  64,113   Xilinx, Inc.*...........................       2,302,939
                                                     --------------
                                                         69,013,156
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
  75,298   Healthsouth Corp.*......................         896,799
  56,722   IMS Health Inc..........................       1,134,440
  22,958   Quintiles Transnational Corp.*..........         381,332
                                                     --------------
                                                          2,412,571
                                                     --------------
           SPECIALTY INSURANCE (0.2%)
  20,256   Ambac Financial Group, Inc..............       1,256,885
  28,486   MBIA, Inc...............................       1,665,007
  20,573   MGIC Investment Corp....................       1,380,860
                                                     --------------
                                                          4,302,752
                                                     --------------
           SPECIALTY STORES (0.4%)
  20,692   AutoZone, Inc.*.........................       1,373,121
  55,670   Bed Bath & Beyond Inc.*.................       1,859,378
  58,921   Office Depot, Inc.*.....................       1,120,088
  88,603   Staples, Inc.*..........................       1,742,821
  28,037   Tiffany & Co............................         919,894
  38,105   Toys 'R' Us, Inc.*......................         678,650
                                                     --------------
                                                          7,693,952
                                                     --------------
           SPECIALTY TELECOMMUNICATIONS (0.2%)
  27,083   CenturyTel, Inc.........................         899,156
  53,758   Citizens Communications Co.*............         489,735
 319,570   Qwest Communications
            International, Inc.....................       2,780,259
                                                     --------------
                                                          4,169,150
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           STEEL (0.1%)
  15,405   Allegheny Technologies Inc..............  $      240,472
  14,930   Nucor Corp..............................         843,545
  17,120   United States Steel Corp................         303,366
  16,390   Worthington Industries, Inc.............         241,097
                                                     --------------
                                                          1,628,480
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (1.0%)
 151,535   ADC Telecommunications, Inc.*...........         545,526
  15,623   Andrew Corp.*...........................         262,623
  62,800   CIENA Corp.*............................         487,328
  35,603   Comverse Technology, Inc.*..............         557,187
 181,528   Corning Inc.............................       1,221,683
 655,315   Lucent Technologies Inc.................       3,663,211
 427,208   Motorola, Inc...........................       5,553,704
 614,361   Nortel Networks Corp. (Canada)..........       3,114,810
 146,723   QUALCOMM Inc.*..........................       4,878,540
  29,995   Scientific-Atlanta, Inc.................         670,988
  78,693   Tellabs, Inc.*..........................         807,390
                                                     --------------
                                                         21,762,990
                                                     --------------
           TOBACCO (1.1%)
 415,875   Philip Morris Companies, Inc............      21,899,978
  31,749   UST, Inc................................       1,106,770
                                                     --------------
                                                         23,006,748
                                                     --------------
           TOOLS/HARDWARE (0.1%)
  15,315   Black & Decker Corp. (The)..............         742,778
  11,114   Snap-On, Inc............................         382,877
  16,383   Stanley Works (The).....................         826,195
                                                     --------------
                                                          1,951,850
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.4%)
  65,885   Caterpillar, Inc........................       3,657,276
   7,927   Cummins Engine Co., Inc.................         329,605
  45,071   Deere & Co..............................       2,160,253
  11,400   Navistar International Corp.............         484,728
  14,730   PACCAR, Inc.............................       1,059,529
                                                     --------------
                                                          7,691,391
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           WHOLESALE DISTRIBUTORS (0.1%)
  33,247   Genuine Parts Co........................  $    1,214,513
  17,955   Grainger (W.W.), Inc....................       1,064,193
                                                     --------------
                                                          2,278,706
                                                     --------------
           WIRELESS TELECOMMUNICATIONS (0.4%)
 518,678   AT&T Wireless Services Inc.*............       5,233,461
 153,227   Nextel Communications, Inc.
            (Class A)*.............................         764,603
 189,194   Sprint Corp. (PCS Group)*...............       1,750,045
                                                     --------------
                                                          7,748,109
                                                     --------------
           Total Common Stocks
            (COST $2,002,545,968)..................   1,942,322,500
                                                     --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

-------------------------------------------------------------------

           Short-Term Investment (2.4%)
           Repurchase Agreement
$ 47,209   Joint repurchase agreement account
            1.895% due 03/01/02 (dated 02/28/02;
            proceeds $47,211,485) (a)
            (COST $47,209,000).....................  $   47,209,000
                                                     --------------

  Total Investments
   (COST $2,049,754,968) (b)..............    99.9%  1,989,531,500
  Other Assets in Excess of Liabilities...     0.1       2,364,210
                                            ------  --------------
  Net Assets..............................   100.0% $1,991,895,710
                                            ======  ==============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $303,608,748 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $363,832,216, RESULTING IN NET UNREALIZED DEPRECIATION OF $60,223,468.

Futures Contracts Open at February 28, 2002:
                                              DESCRIPTION,            UNDERLYING
      NUMBER OF                             DELIVERY MONTH,           FACE AMOUNT     UNREALIZED
      CONTRACTS         LONG/SHORT              AND YEAR               AT VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------
         178               Long         S&P 500 Index March/2002      $49,257,050    $(1,170,485)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2002 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $2,049,754,968)............................  $1,989,531,500
Receivable for:
  Shares of beneficial interest sold..............      4,336,011
  Dividends.......................................      3,074,415
Deferred organizational expenses..................          7,897
Prepaid expenses and other assets.................        127,997
                                                    -------------
    Total Assets..................................  1,997,077,820
                                                    -------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......      2,802,420
  Distribution fee................................      1,315,251
  Investment management fee.......................        510,447
Accrued expenses and other payables...............        553,992
                                                    -------------
    Total Liabilities.............................      5,182,110
                                                    -------------
    Net Assets....................................  $1,991,895,710
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  2,148,150,732
Net unrealized depreciation.......................    (61,393,953)
Undistributed net investment income...............        679,899
Accumulated net realized loss.....................    (95,540,968)
                                                    -------------
    Net Assets....................................  $1,991,895,710
                                                    =============
Class A Shares:
Net Assets........................................   $170,614,349
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     14,313,926
    Net Asset Value Per Share.....................  $       11.92
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       12.58
                                                    =============
Class B Shares:
Net Assets........................................  $1,501,224,380
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    129,507,079
    Net Asset Value Per Share.....................  $       11.59
                                                    =============
Class C Shares:
Net Assets........................................   $176,096,936
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     15,192,033
    Net Asset Value Per Share.....................  $       11.59
                                                    =============
Class D Shares:
Net Assets........................................   $143,960,045
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     11,977,115
    Net Asset Value Per Share.....................  $       12.02
                                                    =============

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $10,141 foreign withholding
 tax).............................................  $13,661,325
Interest..........................................      323,848
                                                    -----------
    Total Income..................................   13,985,173
                                                    -----------
Expenses
Distribution fee (Class A shares).................      200,642
Distribution fee (Class B shares).................    7,425,052
Distribution fee (Class C shares).................      843,541
Investment management fee.........................    3,818,727
Transfer agent fees and expenses..................    1,263,679
Shareholder reports and notices...................       78,518
Registration fees.................................       61,216
Custodian fees....................................       57,042
Professional fees.................................       22,463
Trustees' fees and expenses.......................        6,843
Organizational expenses...........................        6,806
Other.............................................      106,568
                                                    -----------
    Total Expenses................................   13,891,097

Less: amounts waived/reimbursed...................     (585,823)
                                                    -----------
    Net Expenses..................................   13,305,274
                                                    -----------
    Net Investment Income.........................      679,899
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................  (26,998,231)
  Futures contracts...............................   (6,069,871)
                                                    -----------
    Net Loss......................................  (33,068,102)
                                                    -----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................  (20,663,771)
  Futures contracts...............................    1,940,350
                                                    -----------
    Net Depreciation..............................  (18,723,421)
                                                    -----------
    Net Loss......................................  (51,791,523)
                                                    -----------
Net Decrease......................................  $(51,111,624)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED         ENDED
                                          FEBUARY 28, 2002  AUGUST 31, 2001
                                          ----------------  ---------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)............   $      679,899   $   (2,494,660)
Net realized loss.......................      (33,068,102)     (40,305,844)
Net change in unrealized
 appreciation/depreciation..............      (18,723,421)    (624,821,597)
                                           --------------   --------------
    Net Decrease........................      (51,111,624)    (667,622,101)

Net increase from transactions in shares
 of beneficial interest.................       53,099,762      134,846,258
                                           --------------   --------------

    Net Increase (Decrease).............        1,988,138     (532,775,843)

Net Assets:
Beginning of period.....................    1,989,907,572    2,522,683,415
                                           --------------   --------------
End of Period (Including undistributed
 net investment income of $679,899 and
 $0, respectively)......................   $1,991,895,710   $1,989,907,572
                                           ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,481,232 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14,327, $1,849,327 and $27,848, respectively and received $208,483 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $65,198,922 and $43,760,998, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $73,594 and $217,022, respectively, as well as a realized loss of $140,529.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

5. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $14,357,000, of which $1,014,000 will be available through August 31, 2008 and $13,343,000 will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $42,625,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                    FEBRUARY 28, 2002            AUGUST 31, 2001
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   11,819,564  $ 134,340,195    6,203,797  $  86,662,486
Redeemed......................  (10,579,603)  (119,356,180)  (4,434,843)   (60,698,001)
                                -----------  -------------  -----------  -------------
Net increase -- Class A.......    1,239,961     14,984,015    1,768,954     25,964,485
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   18,297,846    212,436,732   33,152,614    449,120,505
Redeemed......................  (18,743,266)  (214,360,107) (30,946,912)  (410,921,267)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................     (445,420)    (1,923,375)   2,205,702     38,199,238
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    3,052,423     35,369,217    4,055,548     55,200,588
Redeemed......................   (2,066,861)   (23,691,706)  (3,117,409)   (41,743,982)
                                -----------  -------------  -----------  -------------
Net increase -- Class C.......      985,562     11,677,511      938,139     13,456,606
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    4,743,210     56,280,801    6,956,663     97,246,653
Redeemed......................   (2,424,743)   (27,919,190)  (2,968,138)   (40,020,724)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    2,318,467     28,361,611    3,988,525     57,225,929
                                -----------  -------------  -----------  -------------
Net increase in Fund..........    4,098,570  $  53,099,762    8,901,320  $ 134,846,258
                                ===========  =============  ===========  =============

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 2002, the Fund had outstanding futures contracts.

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                              FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 26, 1997*
                             MONTHS ENDED         ---------------------------------------------------            THROUGH
                           FEBRUARY 28, 2002          2001               2000               1999             AUGUST 31, 1998
                           -----------------      -------------      -------------      -------------      -------------------
                              (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  12.17            $  16.20           $  14.05           $  10.18              $  10.00
                                --------            --------           --------           --------              --------
Income (loss) from
 investment operations:
  Net investment
   income................           0.04                0.08               0.08               0.10                  0.10
  Net realized and
   unrealized gain
   (loss)................          (0.29)              (4.11)              2.10               3.85                  0.11
                                --------            --------           --------           --------              --------
Total income (loss) from
 investment operations...          (0.25)              (4.03)              2.18               3.95                  0.21
                                --------            --------           --------           --------              --------
Less dividends and
 distributions from:
  Net investment
   income................        -                    -                  -                   (0.07)                (0.03)
  Net realized gain......        -                    -                   (0.03)             (0.01)              -
                                --------            --------           --------           --------              --------
Total dividends and
 distributions...........        -                    -                   (0.03)             (0.08)                (0.03)
                                --------            --------           --------           --------              --------
Net asset value, end of
 period..................       $  11.92            $  12.17           $  16.20           $  14.05              $  10.18
                                ========            ========           ========           ========              ========
Total Return+............          (2.05)%(1)         (24.83)%            15.49%             38.82%                 2.05%(1)

Ratios to Average Net
 Assets(3):
Expenses.................           0.75 %(2)(4)        0.69 %(4)          0.75%(4)           0.73%(4)              0.75%(2)
Net investment income....           0.69 %(2)(4)        0.59 %(4)          0.49%(4)           0.72%(4)              0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $170,614            $159,099           $183,085            $99,140               $28,719
Portfolio turnover
 rate....................              2 %(1)              4 %                5%                 5%                    1%

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                               EXPENSE     NET INVESTMENT
PERIOD ENDED:                                                   RATIO       INCOME RATIO
-------------                                                   -----       ------------
FEBRUARY 28, 2002...........................................    0.81%           0.63%
AUGUST 31, 2001.............................................    0.72%           0.56%
AUGUST 31, 2000.............................................    0.76%           0.48%
AUGUST 31, 1999.............................................    0.81%           0.64%
AUGUST 31, 1998.............................................    0.89%           0.77%

(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                             FOR THE PERIOD
                              FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 26, 1997*
                             MONTHS ENDED         ---------------------------------------------------            THROUGH
                           FEBRUARY 28, 2002          2001               2000               1999             AUGUST 31, 1998
                           -----------------      -------------      -------------      -------------      -------------------
                              (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $    11.88          $    15.94         $    13.93         $    10.13             $  10.00
                               ----------          ----------         ----------         ----------             --------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................            0.00               (0.03)             (0.04)             (0.01)                0.02
  Net realized and
   unrealized gain
   (loss)................           (0.29)              (4.03)              2.08               3.83                 0.12
                               ----------          ----------         ----------         ----------             --------
Total income (loss) from
 investment operations...           (0.29)              (4.06)              2.04               3.82                 0.14
                               ----------          ----------         ----------         ----------             --------
Less dividends and
 distributions from:
  Net investment
   income................        -                     -                  -                   (0.01)               (0.01)
  Net realized gain......        -                     -                   (0.03)             (0.01)             -
                               ----------          ----------         ----------         ----------             --------
Total dividends and
 distributions...........        -                     -                   (0.03)             (0.02)               (0.01)
                               ----------          ----------         ----------         ----------             --------
Net asset value, end of
 period..................      $    11.59          $    11.88         $    15.94         $    13.93             $  10.13
                               ==========          ==========         ==========         ==========             ========
Total Return+............           (2.44)%(1)         (25.47)%            14.69 %            37.68 %               1.38%(1)

Ratios to Average Net
 Assets(3):
Expenses.................            1.50 %(2)(4)        1.50 %(4)          1.50 %(4)          1.50 %(4)            1.50%(2)
Net investment income
 (loss)..................           (0.06)%(2)(4)       (0.22)%(4)         (0.26)%(4)         (0.05)%(4)            0.16%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $1,501,224          $1,543,679         $2,035,848         $1,587,661             $536,349
Portfolio turnover
 rate....................               2 %(1)              4 %                5 %                5 %                  1%

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                               EXPENSE       NET INVESTMENT
PERIOD ENDED:                                                   RATIO     INCOME (LOSS) RATIO
-------------                                                   -----     -------------------
FEBRUARY 28, 2002...........................................    1.56%            (0.12)%
AUGUST 31, 2001.............................................    1.53%            (0.25)%
AUGUST 31, 2000.............................................    1.51%            (0.27)%
AUGUST 31, 1999.............................................    1.58%            (0.13)%
AUGUST 31, 1998.............................................    1.64%             0.02%

(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                             FOR THE PERIOD
                              FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 26, 1997*
                             MONTHS ENDED         ---------------------------------------------------            THROUGH
                           FEBRUARY 28, 2002          2001               2000               1999             AUGUST 31, 1998
                           -----------------      -------------      -------------      -------------      -------------------
                              (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  11.88            $  15.94           $  13.93           $  10.13              $  10.00
                                --------            --------           --------           --------              --------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................           0.00               (0.03)             (0.04)             (0.01)                 0.02
  Net realized and
   unrealized gain
   (loss)................          (0.29)              (4.03)              2.08               3.83                  0.12
                                --------            --------           --------           --------              --------
Total income (loss) from
 investment operations...          (0.29)              (4.06)              2.04               3.82                  0.14
                                --------            --------           --------           --------              --------
Less dividends and
 distributions from:
  Net investment
   income................        -                    -                  -                   (0.01)                (0.01)
  Net realized gain......        -                    -                   (0.03)             (0.01)              -
                                --------            --------           --------           --------              --------
Total dividends and
 distributions...........        -                    -                   (0.03)             (0.02)                (0.01)
                                --------            --------           --------           --------              --------
Net asset value, end of
 period..................       $  11.59            $  11.88           $  15.94           $  13.93              $  10.13
                                ========            ========           ========           ========              ========
Total Return+............          (2.44)%(1)         (25.47)%            14.69 %            37.70 %                1.37%(1)

Ratios to Average Net
 Assets(3):
Expenses.................           1.50 %(2)(4)        1.50 %(4)          1.50 %(4)          1.50 %(4)             1.50%(2)
Net investment income
 (loss)..................          (0.06)%(2)(4)       (0.22)%(4)         (0.26)%(4)         (0.05)%(4)             0.16%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $176,097            $168,751           $211,446           $143,092               $40,730
Portfolio turnover
 rate....................              2 %(1)              4 %                5 %                5 %                   1%

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                               EXPENSE       NET INVESTMENT
PERIOD ENDED:                                                   RATIO     INCOME (LOSS) RATIO
-------------                                                   -----     -------------------
FEBRUARY 28, 2002...........................................    1.56%            (0.12)%
AUGUST 31, 2001.............................................    1.53%            (0.25)%
AUGUST 31, 2000.............................................    1.51%            (0.27)%
AUGUST 31, 1999.............................................    1.58%            (0.13)%
AUGUST 31, 1998.............................................    1.64%             0.02%

(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                             FOR THE PERIOD
                              FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 26, 1997*
                             MONTHS ENDED         ---------------------------------------------------            THROUGH
                           FEBRUARY 28, 2002          2001               2000               1999             AUGUST 31, 1998
                           -----------------      -------------      -------------      -------------      -------------------
                              (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  12.26            $  16.28           $  14.09           $  10.20              $  10.00
                                --------            --------           --------           --------              --------
Income (loss) from
 investment operations:
  Net investment
   income................           0.06                0.11               0.11               0.13                  0.12
  Net realized and
   unrealized gain
   (loss)................          (0.30)              (4.13)              2.11               3.85                  0.11
                                --------            --------           --------           --------              --------
Total income (loss) from
 investment operations...          (0.24)              (4.02)              2.22               3.98                  0.23
                                --------            --------           --------           --------              --------
Less dividends and
 distributions from:
  Net investment
   income................        -                    -                  -                   (0.08)                (0.03)
  Net realized gain......        -                    -                   (0.03)             (0.01)              -
                                --------            --------           --------           --------              --------
Total dividends and
 distributions...........        -                    -                   (0.03)             (0.09)                (0.03)
                                --------            --------           --------           --------              --------
Net asset value, end of
 period..................       $  12.02            $  12.26           $  16.28           $  14.09              $  10.20
                                ========            ========           ========           ========              ========
Total Return+............          (1.96)%(1)         (24.69)%            15.81%             39.13%                 2.30%(1)

Ratios to Average Net
 Assets(3):
Expenses.................           0.50 %(2)(4)        0.50 %(4)          0.50%(4)           0.50%(4)              0.50%(2)
Net investment income....           0.94 %(2)(4)        0.78 %(4)          0.74%(4)           0.95%(4)              1.16%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $143,960            $118,378            $92,304            $16,538               $14,186
Portfolio turnover
 rate....................              2 %(1)              4 %                5%                 5%                    1%

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                               EXPENSE     NET INVESTMENT
PERIOD ENDED:                                                   RATIO       INCOME RATIO
-------------                                                   -----       ------------
FEBRUARY 28, 2002...........................................    0.56%           0.88%
AUGUST 31, 2001.............................................    0.53%           0.75%
AUGUST 31, 2000.............................................    0.51%           0.73%
AUGUST 31, 1999.............................................    0.58%           0.87%
AUGUST 31, 1998.............................................    0.64%           1.02%

(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES                                                                [LOGO]
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Guy G. Rutherfurd, Jr.
Vice President
Kevin Jung
Vice President
Thomas F. Caloia
Treasurer                                                    [PHOTO]

TRANSFER AGENT                                               MORGAN STANLEY
Morgan Stanley Trust                                         S&P 500 INDEX FUND
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.

The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                        36007RPT

SEMIANNUAL REPORT
FEBRUARY 28, 2002